OFF-BALANCE SHEET ITEMS - Schedule Of Expected Credit Loss (Details) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
For Agreed Credits	$ 909,777	$ 720,623
For Documented Export and Import Credits	104,713	111,086
For Guarantees Granted	11,126,791	5,596,151
Liabilities for Foreign Trade Operations	$ 90,903	$ 199,479